Related Party Transactions (Details Textual) - Mr. Han Yu [Member]	Oct. 09, 2016 USD ($)	Oct. 09, 2016 CNY (¥)	Mar. 31, 2018
Related Party Transactions (Textual)
Repayment of outstanding receivables	$ 1,334,064	¥ 8,917,562
Equity ownership interest			27.00%